Leases (Right-of-Use Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	$ 161.5	$ 158.5
Accumulated depreciation	(83.4)	(67.1)
Right-of-use asset	78.1	91.4
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	91.4
Additions	3.9
Depreciation	(16.6)
Lease modification	(0.6)
Net carrying amount, end of year	78.1	91.4
Sublease income	3.6	5.4
Other Income (Loss)
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Sublease income	3.6	5.4
Office
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	121.9	121.6
Accumulated depreciation	(55.4)	(44.3)
Right-of-use asset	66.5	77.3
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	77.3
Additions	0.0
Depreciation	(10.8)
Lease modification	0.0
Net carrying amount, end of year	66.5	77.3
Fleet Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	28.5	25.2
Accumulated depreciation	(20.4)	(16.1)
Right-of-use asset	8.1	9.1
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	9.1
Additions	3.2
Depreciation	(4.2)
Lease modification	0.0
Net carrying amount, end of year	8.1	9.1
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	11.1	11.7
Accumulated depreciation	(7.6)	(6.7)
Right-of-use asset	3.5	5.0
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	5.0
Additions	0.7
Depreciation	(1.6)
Lease modification	(0.6)
Net carrying amount, end of year	$ 3.5	$ 5.0